Cover	Mar. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2026
Entity File Number	001-42933
Entity Registrant Name	CANTOR EQUITY PARTNERS V, INC.
Entity Central Index Key	0002034266
Entity Tax Identification Number	98-1601033
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CEPV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false